Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOW FROM OPERATING ACTIVITIES:
Net Income	$ 141,148	$ 144,873	$ 132,639
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	253,027	236,817	223,422
Deferred income taxes	64,309	68,639	66,280
Changes in current assets and liabilities:
Accounts receivable, net of allowances	(3,683)	(22,556)	12,333
Accrued utility revenue	(1,200)	(700)	(1,700)
Deferred purchased gas costs	(69,339)	(111,143)	22,823
Accounts payable	(41,499)	27,668	(25,998)
Accrued taxes	(13,573)	925	113
Other current assets and liabilities	23,379	5,084	(18,948)
Gains on sale	(6,171)	(4,112)	(8,040)
Changes in undistributed stock compensation	7,973	6,958	5,137
AFUDC	(1,995)	(2,274)	(1,943)
Changes in other assets and deferred charges	(21,732)	(21,719)	(15,367)
Changes in other liabilities and deferred credits	15,779	17,749	(4,427)
Net cash provided by operating activities	346,423	346,209	386,324
CASH FLOW FROM INVESTING ACTIVITIES:
Construction expenditures and property additions	(396,898)	(364,276)	(395,712)
Acquisition of businesses, net of cash acquired	(190,497)
Restricted cash	1,233		12,785
Changes in customer advances	20,363	7,773	(3,025)
Miscellaneous inflows	11,611	8,465	13,963
Miscellaneous outflows	(1,400)		(2,004)
Net cash used in investing activities	(555,588)	(348,038)	(373,993)
CASH FLOW FROM FINANCING ACTIVITIES:
Issuance of common stock, net	405	1,635	1,581
Dividends paid	(66,275)	(59,535)	(53,040)
Interest rate swap settlement			(21,754)
Issuance of long-term debt, net	269,228	311,290	489,518
Retirement of long-term debt	(139,155)	(137,013)	(427,043)
Change in credit facility and commercial paper	140,000	(101,000)	2,000
Change in short-term debt	5,000	1,999
Principal payments on capital lease obligations	(434)
Other	(1,257)
Net cash provided by (used in) financing activities	207,512	17,376	(8,738)
Effects of currency translation on cash and cash equivalents	142
Change in cash and cash equivalents	(1,511)	15,547	3,593
Cash and cash equivalents at beginning of period	41,077	25,530	21,937
Cash and cash equivalents at end of period	39,566	41,077	25,530
Supplemental information:
Interest paid, net of amounts capitalized	65,552	58,730	87,439
Income taxes paid (received)	$ 24,247	$ 6,850	$ 2,843